Supplementary Financial Statement Information (Details) - Schedule of condensed income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of condensed income statement [Abstract]
Payroll and related expenses	$ 3,183	$ 2,259	$ 1,317
Research and development services	2,438	2,682	874
Materials	612	454	363
Share Based Compensation	401	607	862
Depreciation	273	198	121
Other	394	486	476
Research and development expenses gross	7,301	6,686	4,013
Israel Innovation Authority participation in research and development costs and royalties payable	(1,215)	(1,082)
Research and development expenses net	6,086	5,604	4,013
Payroll expenses	737	569	343
Compensation to directors	862	526	182
Professional fees	995	845	450
Office maintenance and office expenses	97	145	96
Insurance	486	243	11
Share Based Compensation	269	203	147
Other	253	484	57
General and administrative expenses	3,699	3,015	1,286
Interest income	225	238	138
Exchange differences, net			790
Net change in fair value warrants			132
Financial income	225	238	1,060
Issuance expenses related to warrants
Exchange differences, net	2,258	945
Net change in fair value warrants		51
Bank commissions	6	7	3
Financial expenses	$ 2,264	$ 1,003	$ 3